Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventory

Note 3 – Inventory

Inventory consisted of the following:

	September 30,	December 31,
	2021	2020
Finished goods	$319,335	$201,778
Work in progress	2,595	4,231
Raw materials	237,705	214,145
Allowance for excess & obsolete inventory	(79,281)	(93,045)
Inventory, net	$480,354	$327,109

Overhead expenses of $17,674 and $17,974 were included in the inventory balance as of September 30, 2021, and December 31, 2020, respectively.

Surna Inc.

Notes to Condensed Consolidated Financial Statements

September 30, 2021

(in US Dollars except share numbers)

(Unaudited)

Advance payments on inventory purchases are recorded in prepaid expenses until title for such inventory passes to the Company. Prepaid expenses included approximately $879,000 and $916,000 in advance payments for inventory for the periods ended September 30, 2021, and December 31, 2020, respectively.

Note 5 – Inventory

Inventory consisted of the following:

	As of December 31,
	2020	2019
Finished goods	$201,778	$1,041,369
Work in progress	4,231	3,851
Raw materials	214,145	257,399
Allowance for excess & obsolete inventory	(93,045)	(71,376)
Inventory, net	$327,109	$1,231,243

Overhead expenses of $17,974 and $31,831 were included in the inventory balance as of December 31, 2020 and 2019, respectively.